Other intangibles, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	7 years 4 months 24 days
Amortization of intangible assets	$ 21	$ 21	$ 21
Customer relationships and other intangible assets
Finite-Lived Intangible Assets [Line Items]
2024	21
2025	21
2026	21
2027	21
2028	21
Thereafter	$ 50